Other financial assets and liabilities	6 Months Ended
Jun. 30, 2021
Other financial assets and liabilities
Other financial assets and liabilities

11. Other financial assets and liabilities

	Current		Non-Current
	June 30,	December 31,	June 30,	December 31,
	2021	2020	2021	2020
Other financial assets
Restricted cash	—	—	125	38
Derivative financial instruments (note 16)	214	134	208	66
Investments in equity securities	—	—	1,097	757
Related parties (i)	—	195	—	923
	214	329	1,430	1,784
Other financial liabilities
Derivative financial instruments (note 16)	204	328	521	689
Related parties (i)	188	725	—	895
Financial guarantees provided (note 13)	—	—	550	877
Liabilities related to the concession grant (note 14)	350	209	1,956	2,103
Advances received	805	644	—	—
	1,547	1,906	3,027	4,564

(i) The decrease refers to the settlement of the loans due to the transaction for the acquisition of NLC, as detailed in note 12.

Investment in equity securities – Mainly refers to 34.2 million common shares of The Mosaic Company (“Mosaic”), which is accounted for as a financial instrument measured at fair value through other comprehensive income. The recorded amount was calculated based on Mosaic’s share price at the end of each financial reporting period.